Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0
Investment property	7,175,892	7,340,561	$ 7,348,262
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment	9,149,277
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Fair value of the investment	$ 9,149,277	$ 8,903,618